Share-Based Compensation - Summary of Weighted-Average Fair Value (Detail)	12 Months Ended
	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 EUR (€) shares
Performance-Based RSU [member]
Disclosure of movement of potential shares [line items]
Potential Shares, Beginning balance | shares	2,066,835	1,007,000
Potential Shares, Granted | shares	892,781	1,292,000
Potential Shares, Over performance | shares	552,728	47,229
Potential Shares, Forfeited | shares	(254,504)	(279,394)
Potential Shares, Ending balance | shares	3,257,840	2,066,835
Weighted- Average Grant-Date Fair Value per Share, Beginning balance | €	€ 7.50	€ 7.77
Weighted- Average Grant-Date Fair Value per Share, Granted | €	11.52	7.56
Weighted- Average Grant-Date Fair Value per Share, Over performance | €	7.63	7.10
Weighted- Average Grant-Date Fair Value per Share, Forfeited | €	8.29	8.71
Weighted- Average Grant-Date Fair Value per Share, Ending balance | €	€ 8.56	€ 7.50
Restricted Stock Units [member]
Disclosure of movement of potential shares [line items]
Potential Shares, Beginning balance | shares	479,500	269,500
Potential Shares, Granted | shares	703,180	340,300
Potential Shares, Vested | shares	(125,000)	(87,300)
Potential Shares, Forfeited | shares	(113,180)	(43,000)
Potential Shares, Ending balance | shares	944,500	479,500
Weighted- Average Grant-Date Fair Value per Share, Beginning balance | €	€ 7.82	€ 16.10
Weighted- Average Grant-Date Fair Value per Share, Granted | €	7.50	5.40
Weighted- Average Grant-Date Fair Value per Share, Vested | €	7.02	19.75
Weighted- Average Grant-Date Fair Value per Share, Forfeited | €	7.27	16.40
Weighted- Average Grant-Date Fair Value per Share, Ending balance | €	€ 7.76	€ 7.82
Equity Awards Plans [member]
Disclosure of movement of potential shares [line items]
Potential Shares, Beginning balance | shares	94,881	34,865
Potential Shares, Granted | shares	54,409	81,858
Potential Shares, Vested | shares	(53,950)	(21,842)
Potential Shares, Ending balance | shares	95,340	94,881
Weighted- Average Grant-Date Fair Value per Share, Beginning balance | €	€ 5.01	€ 14.11
Weighted- Average Grant-Date Fair Value per Share, Granted | €	6.09	4.02
Weighted- Average Grant-Date Fair Value per Share, Vested | €	5.76	15.84
Weighted- Average Grant-Date Fair Value per Share, Ending balance | €	€ 5.20	€ 5.01